UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund II

3EDGE Dynamic Fixed Income ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGF

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the 3EDGE Dynamic Fixed Income ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-fixed-income-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Fixed Income ETF	$35	0.70%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$526,376	10	$1,073	70%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
99.3%
Short-Term Investments
19.9%

Table Summary
Value	Value
Short-Term Investments	19.9%
Exchange-Traded Funds	99.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3	22.6%
Global X 1-3 Month T-Bill ETF, Cl 3	21.0%
iShares 0-3 Month Treasury Bond ETF, Cl 3	19.6%
Goldman Sachs Access Treasury 0-1 Year ETF	17.1%
Vanguard Intermediate-Term Treasury ETF	5.8%
iShares TIPS Bond ETF	4.8%
State Street SPDR Portfolio TIPS ETF	4.4%
State Street SPDR Portfolio Intermediate Term Treasury ETF	4.0%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-fixed-income-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGF-SAR-2026

The Advisors’ Inner Circle Fund II

3EDGE Dynamic Hard Assets ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGH

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the 3EDGE Dynamic Hard Assets ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-hard-assets-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic Hard Assets ETF	$38	0.70%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$136,124	9	$496	139%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
99.6%
Short-Term Investments
7.7%

Table Summary
Value	Value
Short-Term Investments	7.7%
Exchange-Traded Funds	99.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Sprott Physical Gold Trust	22.5%
Harbor Commodity All Weather Strategy ETF	22.2%
USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund	22.2%
Sprott Physical Gold and Silver Trust	10.1%
iShares 0-5 Year TIPS Bond ETF, Cl 5	9.3%
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	9.1%
Vanguard Short-Term Inflation-Protected Securities ETF	4.3%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-hard-assets-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGH-SAR-2026

The Advisors’ Inner Circle Fund II

3EDGE Dynamic International Equity ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGI

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the 3EDGE Dynamic International Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-international-equity-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic International Equity ETF	$40	0.79%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$31,462	14	$524	95%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
99.1%
Short-Term Investments
15.9%

Table Summary
Value	Value
Short-Term Investments	15.9%
Exchange-Traded Funds	99.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SEI Select International Equity ETF	22.6%
SEI Select Emerging Markets Equity ETF	14.3%
Innovator International Developed 10 Buffer ETF	11.7%
SPDR MSCI ACWI ex-US ETF	10.0%
JPMorgan BetaBuilders Japan ETF	9.2%
Innovator Emerging Markets Power Buffer ETF	8.8%
SPDR EURO STOXX 50 ETF	8.1%
iShares MSCI Germany ETF	6.0%
iShares MSCI Japan Small-Capital ETF	2.8%
iShares MSCI Europe Small-Capital ETF	2.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-international-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGI-SAR-2026

The Advisors’ Inner Circle Fund II

3EDGE Dynamic US Equity ETF

Principal Listing Exchange: NYSE Arca

Ticker: EDGU

Semi-Annual Shareholder Report: March 31, 2026

This semi-annual shareholder report contains important information about the 3EDGE Dynamic US Equity ETF (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://3edgeetfs.com/3edge-dynamic-us-equity-etf. You can also request this information by contacting us at 1-844-903-3343.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
3EDGE Dynamic US Equity ETF	$35	0.70%

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,053	15	$166	28%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Exchange-Traded Funds
99.5%
Short-Term Investments
38.8%

Table Summary
Value	Value
Short-Term Investments	38.8%
Exchange-Traded Funds	99.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
State Street Technology Select Sector SPDR ETF	19.3%
Avantis U.S. Small Capital Value ETF	15.5%
State Street Energy Select Sector SPDR ETF	10.5%
State Street Financial Select Sector SPDR ETF	9.8%
State Street Communication Services Select Sector SPDR ETF	8.8%
State Street Health Care Select Sector SPDR ETF	7.4%
State Street Consumer Discretionary Select Sector SPDR ETF	7.3%
State Street Industrial Select Sector SPDR ETF	6.8%
Invesco QQQ Trust Series 1	4.9%
State Street Consumer Staples Select Sector SPDR ETF	4.1%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  1-844-903-3343

  https://3edgeetfs.com/3edge-dynamic-us-equity-etf

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-844-903-3343 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

EDGU-SAR-2026

(b)       Not applicable.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a)       The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

Semi-Annual Financials and Other Information

March 31, 2026

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

MARCH 31, 2026

(Unaudited)

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	15
Other Information (Form N-CSRS Items 8-11)	31

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC FIXED INCOME ETF
MARCH 31, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)

EXCHANGE-TRADED FUNDS — 99.3%
Domestic Fixed Income — 99.3%
Global X 1-3 Month T-Bill ETF, Cl 3(A)	1,103,168	$110,714
Goldman Sachs Access Treasury 0-1 Year ETF(A)(B)	899,848	90,156
iShares 0-3 Month Treasury Bond ETF, Cl 3(A)(B)	1,022,996	102,975
iShares TIPS Bond ETF(B)	229,463	25,323
State Street SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3(A)(B)	1,295,362	118,707
State Street SPDR Portfolio Intermediate Term Treasury ETF	735,464	21,078
State Street SPDR Portfolio TIPS ETF(B)	897,220	23,337
Vanguard Intermediate-Term Treasury ETF(B)	513,915	30,603

Total Exchange-Traded Funds
(Cost $521,843)		522,893

SHORT-TERM INVESTMENTS — 19.9%
First American Government Obligations Fund - Cl X, 3.58%(C)	4,548,794	4,549
Mount Vernon Liquid Assets Portfolio, 3.74%(C)(D)	100,234,875	100,235

Total Short-Term Investments
(Cost $104,784)		104,784

Total Investments - 119.2%
(Cost $626,627)		$627,677

Percentages are based on Net Assets of $526,376 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 was $98,215 (000).
(C)	The rate shown is the 7-day effective yield as of March 31, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $100,235 (000).

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

TIPS — Treasury Inflation Protected Security

As of March 31, 2026, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC HARD ASSETS ETF
MARCH 31, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)

EXCHANGE-TRADED FUNDS — 99.6%
Domestic Commodity — 86.1%
Harbor Commodity All Weather Strategy ETF(A)(B)	976,414	$30,278
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	713,778	12,363
Sprott Physical Gold and Silver Trust*	287,664	13,727
Sprott Physical Gold Trust(A)*	863,368	30,598
USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund(A)	1,107,995	30,182
		117,148

Domestic Fixed Income — 13.5%
iShares 0-5 Year TIPS Bond ETF, Cl 5(B)	121,800	12,598
Vanguard Short-Term Inflation-Protected Securities ETF	116,949	5,842
		18,440

Total Exchange-Traded Funds
(Cost $118,697)		135,588

SHORT-TERM INVESTMENTS — 7.7%
First American Government Obligations Fund - Cl X, 3.58%(C)	582,785	583
Mount Vernon Liquid Assets Portfolio, 3.74%(C)(D)	9,949,450	9,949

Total Short-Term Investments
(Cost $10,532)		10,532

Total Investments - 107.3%
(Cost $129,229)		$146,120

Percentages are based on Net Assets of $136,124 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 was $9,729 (000).

(C)	The rate shown is the 7-day effective yield as of March 31, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $9,949 (000).

Cl — Class

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

As of March 31, 2026, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC INTERNATIONAL EQUITY ETF
MARCH 31, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)

EXCHANGE-TRADED FUNDS — 99.1%
International Equity — 99.1%
Innovator Emerging Markets Power Buffer ETF*	92,677	$2,770
Innovator International Developed 10 Buffer ETF(A)(B)*	124,864	3,686
iShares MSCI Europe Small-Capital ETF	10,030	665
iShares MSCI Germany ETF(B)	47,331	1,878
iShares MSCI Global Gold Miners ETF	7,365	582
iShares MSCI Japan Small-Capital ETF	8,919	866
JPMorgan BetaBuilders Japan ETF(B)	42,167	2,906
SEI Select Emerging Markets Equity ETF(A)	137,720	4,510
SEI Select International Equity ETF(A)	218,202	7,112
SPDR EURO STOXX 50 ETF(B)	40,916	2,540
SPDR MSCI ACWI ex-US ETF(B)	86,230	3,155
WisdomTree Europe SmallCap Dividend Fund	7,210	517

Total Exchange-Traded Funds
(Cost $31,925)		31,187

SHORT-TERM INVESTMENTS — 15.9%
First American Government Obligations Fund - Cl X, 3.58%(C)	307,860	308
Mount Vernon Liquid Assets Portfolio, 3.74%(C)(D)	4,681,188	4,681

Total Short-Term Investments
(Cost $4,989)		4,989

Total Investments - 115.0%
(Cost $36,914)		$36,176

Percentages are based on Net Assets of $31,462 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 was $4,727 (000).

(C)	The rate shown is the 7-day effective yield as of March 31, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $4,681 (000).

ACWI — All Country World Index

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

As of March 31, 2026, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
3EDGE DYNAMIC US EQUITY ETF
MARCH 31, 2026
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)

EXCHANGE-TRADED FUNDS — 99.5%
Domestic Equity — 99.5%
Avantis U.S. Small Capital Value ETF(A)(B)	84,454	$9,330
Invesco QQQ Trust Series 1, Ser 1(B)	5,142	2,968
State Street Communication Services Select Sector SPDR ETF(B)	47,547	5,271
State Street Consumer Discretionary Select Sector SPDR ETF(B)	40,175	4,378
State Street Consumer Staples Select Sector SPDR ETF(B)	29,814	2,444
State Street Energy Select Sector SPDR ETF(B)	102,918	6,305
State Street Financial Select Sector SPDR ETF(B)	118,783	5,864
State Street Health Care Select Sector SPDR ETF	30,328	4,446
State Street Industrial Select Sector SPDR ETF(B)	25,103	4,060
State Street Materials Select Sector SPDR ETF(B)	20,549	1,027
State Street Real Estate Select Sector SPDR ETF	22,630	924
State Street Technology Select Sector SPDR ETF(A)(B)	87,291	11,601
State Street Utilities Select Sector SPDR ETF	24,610	1,129

Total Exchange-Traded Funds
(Cost $59,045)		59,747

SHORT-TERM INVESTMENTS — 38.8%
First American Government Obligations Fund - Cl X, 3.58%(C)	440,353	441
Mount Vernon Liquid Assets Portfolio, 3.74%(C)(D)	22,849,298	22,849

Total Short-Term Investments
(Cost $23,290)		23,290

Total Investments - 138.3%
(Cost $82,335)		$83,037

Percentages are based on Net Assets of $60,053 (000).

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 was $22,808 (000).

(C)	The rate shown is the 7-day effective yield as of March 31, 2026.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2026 was $22,849 (000).

Cl — Class

ETF — Exchange-Traded Fund

Ser — Series

SPDR — Standard & Poor's Depositary Receipts

As of March 31, 2026, all of the Fund's investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	3EDGE Dynamic	3EDGE Dynamic
	Fixed Income ETF	Hard Assets ETF
Assets:
Investments, at Value* (Cost $626,627 and $129,229, respectively)	$627,677	$146,120
Receivable for Capital Shares Sold	5,192	–
Dividends and Interest Receivable	30	16
Other Prepaid Expenses	2	1
Total Assets	632,901	146,137
Liabilities:
Payable upon Return of Securities Loaned	100,235	9,949
Payable for Investment Securities Purchased	5,144	–
Custody Fees Payable	900	–
Payable for Management Fees	246	64
Total Liabilities	106,525	10,013
Net Assets	$526,376	$136,124
Net Assets Consist of:
Paid-in Capital	$527,727	$110,628
Total Distributable Earnings (Accumulated Losses)	(1,351)	25,496
Net Assets	$526,376	$136,124
Net Assets(1)	$526,375,908	$136,123,503
Outstanding Shares of beneficial interest (unlimited authorization — no par value)(1)	21,290,000	3,980,000
Net Asset Value, Offering and Redemption Price Per Share(1)	$24.72	$34.20

*	Includes Market Value of Securities on Loan of $98,215 and $9,729, respectively.

(1)	Figures not rounded to (000)s.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
MARCH 31, 2026
(Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)
	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Assets:
Investments, at Value* (Cost $36,914 and $82,335, respectively)	$36,176	$83,037
Dividends and Interest Receivable	10	4
Receivable for Capital Shares Sold	–	834
Other Prepaid Expenses	1	–
Total Assets	36,187	83,875
Liabilities:
Payable upon Return of Securities Loaned	4,681	22,849
Payable for Investment Securities Purchased	–	831
Custody Fees Payable	–	114
Payable for Management Fees	44	28
Total Liabilities	4,725	23,822
Net Assets	$31,462	$60,053
Net Assets Consist of:
Paid-in Capital	$17,146	$61,877
Total Distributable Earnings (Accumulated Losses)	14,316	(1,824)
Net Assets	$31,462	$60,053
Net Assets(1)	$31,461,864	$60,053,229
Outstanding Shares of beneficial interest (unlimited authorization — no par value)(1)	1,110,000	2,160,000
Net Asset Value, Offering and Redemption Price Per Share(1)	$28.34	$27.80

*	Includes Market Value of Securities on Loan of $4,727 and $22,808, respectively.

(1)	Figures not rounded to (000)s.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
FOR THE SIX MONTHS PERIOD ENDED
MARCH 31, 2026
(Unaudited)

STATEMENTS OF OPERATIONS (000)

	3EDGE Dynamic	3EDGE Dynamic
	Fixed Income ETF	Hard Assets ETF
Investment Income:
Dividends	$4,751	$1,697
Securities lending income, net	82	191
Total Investment Income	4,833	1,888
Expenses:
Management Fees	1,073	496
Total Expenses	1,073	496
Net Investment Income	3,760	1,392
Net Realized Gain (Loss) on:
Investments(1)	(583)	10,570
Net Realized Gain (Loss)	(583)	10,570
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(497)	13,933
Net Change in Unrealized Appreciation (Depreciation)	(497)	13,933
Net Realized and Unrealized Gain (Loss)	(1,080)	24,503
Net Increase in Net Assets Resulting from Operations	$2,680	$25,895

(1)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
FOR THE SIX MONTHS PERIOD ENDED
MARCH 31, 2026
(Unaudited)

STATEMENTS OF OPERATIONS (000)

	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Investment Income:
Dividends	$3,517	$324
Securities lending income, net	89	16
Total Investment Income	3,606	340
Expenses:
Management Fees	524	166
Excise Tax Cost	65	–
Total Expenses	589	166
Net Investment Income	3,017	174
Net Realized Gain (Loss) on:
Investments(1)	14,319	948
Net Realized Gain	14,319	948
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,976)	(2,107)
Net Change in Unrealized Appreciation (Depreciation)	(8,976)	(2,107)
Net Realized and Unrealized Gain (Loss)	5,343	(1,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,360	$(985)

(1)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS (000)

	3EDGE Dynamic Fixed Income ETF		3EDGE Dynamic Hard Assets ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$3,760	$5,006	$1,392	$771
Net Realized Gain (Loss) (2)	(583)	(1,437)	10,570	13,116
Net Change in Unrealized Appreciation (Depreciation)	(497)	1,547	13,933	2,958
Net Increase in Net Assets Resulting From Operations	2,680	5,116	25,895	16,845
Distributions:	(4,756)	(4,062)	(1,645)	(1,372)
Return of Capital:	–	(936)	–	–
Total Distributions	(4,756)	(4,998)	(1,645)	(1,372)
Capital Share Transactions:
Issued	350,474	258,119	131,343	254,593
Redeemed	(19,419)	(60,840)	(165,461)	(124,074)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	331,055	197,279	(34,118)	130,519
Total Increase (Decrease) in Net Assets	328,979	197,397	(9,868)	145,992
Net Assets:
Beginning of Period	197,397	–	145,992	–
End of Period	$526,376	$197,397	$136,124	$145,992
Shares Transactions:
Issued	14,120	10,410	4,300	9,540
Redeemed	(780)	(2,460)	(5,390)	(4,470)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	13,340	7,950	(1,090)	5,070

(1)	Commenced operations on October 2, 2024.

(2)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS (000)

	3EDGE Dynamic International Equity ETF		3EDGE Dynamic US Equity ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Operations:
Net Investment Income	$3,017	$597	$174	$197
Net Realized Gain (Loss) (2)	14,319	173	948	(1,014)
Net Change in Unrealized Appreciation (Depreciation)	(8,976)	8,238	(2,107)	2,809
Net Increase (Decrease) in Net Assets Resulting From Operations	8,360	9,008	(985)	1,992
Distributions:	(2,051)	(146)	(255)	(121)
Return of Capital:	–	(474)	–	(78)
Total Distributions	(2,051)	(620)	(255)	(199)
Capital Share Transactions:
Issued	154,069	141,703	39,501	127,246
Redeemed	(244,460)	(34,547)	(20,958)	(86,289)
Net Increase (Decrease) in Net Assets From Capital
Share Transactions	(90,391)	107,156	18,543	40,957
Total Increase (Decrease) in Net Assets	(84,082)	115,544	17,303	42,750
Net Assets:
Beginning of Period	115,544	–	42,750	–
End of Period	$31,462	$115,544	$60,053	$42,750
Shares Transactions:
Issued	5,370	5,580	1,390	4,940
Redeemed	(8,430)	(1,410)	(760)	(3,410)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(3,060)	4,170	630	1,530

(1)	Commenced operations on October 2, 2024.

(2)	Includes realized gain as a result of in-kind transactions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	3EDGE Dynamic Fixed Income ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$24.83	$25.00
Income (loss) from Investment Operations:
Net Investment Income*	0.30	0.84
Net Realized and Unrealized Loss	(0.04)	(0.32	)^
Total from Investment Operations	0.26	0.52
Dividends and Distributions:
Net Investment Income	(0.37)	(0.53)
Return of Capital	–	(0.16)
Total Dividends and Distributions	(0.37)	(0.69)
Net Asset Value, End of Period	$24.72	$24.83
Total Return†	1.04%	2.11%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$526,376	$197,397
Ratio of Expenses to Average Net Assets(2)	0.70%††	0.72	%††
Ratio of Net Investment Income to Average Net Assets (3)	2.45%††	3.39	%††
Portfolio Turnover Rate	70%‡	77	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

(1)	Commenced operations on October 2, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	Net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	3EDGE Dynamic Hard Assets ETF
	Period Ended March 31, 2026 (Unaudited)		Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$28.80		$25.00
Income (loss) from Investment Operations:
Net Investment Income*	0.31		0.27
Net Realized and Unrealized Gain	5.45		4.29
Total from Investment Operations	5.76		4.56
Dividends and Distributions:
Net Investment Income	(0.36)		(0.76)
Total Dividends and Distributions	(0.36)		(0.76)
Net Asset Value, End of Period	$34.20		$28.80
Total Return†	20.13%		18.89%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$136,124		$145,992
Ratio of Expenses to Average Net Assets(2)	0.70	%††	0.72	%††
Ratio of Net Investment Income to Average Net Assets (3)	1.97	%††	1.05	%††
Portfolio Turnover Rate	139	%‡	225	%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on October 2, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	Net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	3EDGE Dynamic International Equity ETF
	Period Ended March 31, 2026 (Unaudited)		Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$27.71		$25.00
Income (loss) from Investment Operations:
Net Investment Income*	0.58		0.36
Net Realized and Unrealized Gain	0.41		2.70
Total from Investment Operations	0.99		3.06
Dividends and Distributions:
Net Investment Income	(0.36)		(0.07)
Return of Capital	–		(0.28)
Total Dividends and Distributions	(0.36)		(0.35)
Net Asset Value, End of Period	$28.34		$27.71
Total Return†	3.53%		12.42%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$31,462		$115,544
Ratio of Expenses to Average Net Assets(2)	0.79	%††	0.71%††
Ratio of Net Investment Income to Average Net Assets (3)	4.03	%††	1.39%††
Portfolio Turnover Rate	95	%‡	101%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on October 2, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	Net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

	3EDGE Dynamic US Equity ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(1)
Net Asset Value, Beginning of Period	$27.94	$25.00
Income (loss) from Investment Operations:
Net Investment Income*	0.10	0.11
Net Realized and Unrealized Gain (Loss)	(0.08)	2.94
Total from Investment Operations	0.02	3.05
Dividends and Distributions:
Net Investment Income	(0.16)	(0.07)
Return of Capital	–	(0.04)
Total Dividends and Distributions	(0.16)	(0.11)
Net Asset Value, End of Period	$27.80	$27.94
Total Return†	0.05%	12.23%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$60,053	$42,750
Ratio of Expenses to Average Net Assets(2)	0.70%††	0.71%††
Ratio of Net Investment Income to Average Net Assets (3)	0.73%††	0.43%††
Portfolio Turnover Rate	28%‡	159%‡

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.

‡	Portfolio turnover is for the period indicated and has not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(1)	Commenced operations on October 2, 2024.

(2)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(3)	Net investment income ratio does not reflect the proportionate share of income and expenses of the underlying funds in which the Fund invests.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF (each a “Fund” and collectively, the “Funds”). The investment objective of the 3EDGE Dynamic Fixed Income ETF is to seek total return through capital appreciation and current income consistent with the preservation of capital. The investment objective of the 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF is to seek capital appreciation in rising markets while limiting losses during periods of decline. The 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic International Equity ETF and 3EDGE Dynamic US Equity ETF are classified as diversified investment companies. The 3EDGE Dynamic Hard Assets ETF is classified as non-diversified, which means that it may invest a larger percentage of its assets in a smaller number of issuers than diversified funds. 3EDGE Asset Management LP serves as the Funds’ investment adviser (the “Adviser”). The Funds commenced operations on October 2, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issue and redeem shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2.	Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. Each Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

All investment companies held in each Fund’s portfolio are valued at the published NAV per share. The ETFs held in each Fund’s portfolio are priced as equity securities. These investment companies' shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company's NAV is determined.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Practical Expedient — Pursuant to ASC Topic 820, Fair Value Measurement, the Funds may elect to use net asset value per share (or its equivalent) as a practical expedient to measure the Funds' interest in a certain short-term investment at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Funds to use this methodology, they must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Funds are using the practical expedient as of March 31, 2026.

Federal Income Taxes — It is the Funds’ intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2026, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of March 31, 2026, the 3EDGE Dynamic Fixed Income ETF, 3EDGE Dynamic Hard Assets ETF, 3EDGE Dynamic International Equity ETF, and 3EDGE Dynamic US Equity ETF were fully amortized.

Creation Units — The Funds issue and redeem Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds is a Creation Unit of 10,000 Shares, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

Segment Reporting — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of this standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Advisor acts as each Fund's CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund's long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective strategy which is executed by each Fund's portfolio managers. The financial information in the form of each Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "Total Assets" and significant segment expenses are listed on the accompanying Statement of Operations.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2026, the admin fees incurred by the Funds were paid by the Adviser in accordance with the advisory agreement.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Funds as compensation for distribution and shareholder services. For the period ended March 31, 2026, the Funds did not incur any fees for these services.

U.S. Bank National Association acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

U.S. Bank National Association serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5.	Investment Advisory Agreement:

For its services under the advisory agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the average daily net assets of each Fund.

This advisory fee is a unitary management fee designed to pay the Funds’ expenses and to compensate the Adviser for the services it provides to the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, except for advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, non-routine expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses, and other non-routine or extraordinary expenses.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

6.	Investment Transactions:

For the period ended March 31, 2026, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short- term investments, were as follows (000):

	3EDGE Dynamic Fixed Income ETF	3EDGE Dynamic Hard Assets ETF	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Purchases	239,571	208,271	132,934	20,738
Sales	219,354	195,579	131,914	13,393

For the period ended March 31, 2026, there were no purchases or sales of long-term U.S. Government securities by the Funds.

For the period ended March 31, 2026, in-kind transactions associated with Creation and Redemption orders have been properly excluded from each Fund’s calculation of portfolio turnover within the Funds’ financial highlights, and are as follows (000):

	Purchases	Sales	Realized Gain
3EDGE Dynamic Fixed Income ETF	$326,524	$19,266	$176
3EDGE Dynamic Hard Assets ETF	119,107	166,134	12,665
3EDGE Dynamic International Equity ETF	153,118	243,315	15,516
3EDGE Dynamic US Equity ETF	31,811	20,782	1,351

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

At September 30, 2025, the Funds reclassified the following permanent amounts between distributable earnings (accumulated losses) and paid-in capital. The reclassification are primarily related to in-kind redemptions and non-deductable excise tax paid (000):

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
3EDGE Dynamic Fixed Income ETF	$(329)	$329
3EDGE Dynamic Hard Assets ETF	(14,227)	14,227
3EDGE Dynamic International Equity ETF	(855)	855
3EDGE Dynamic US Equity ETF	(2,455)	2,455

These reclassification have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the period ended September 30, 2025, were as follows (000):

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

	Ordinary Income	Return of Capital	Total
3EDGE Dynamic Fixed Income ETF
2025	$4,062	$936	$4,998
3EDGE Dynamic Hard Assets ETF
2025	$1,372	$—	$1,372
3EDGE Dynamic International Equity ETF
2025	$146	$474	$620
3EDGE Dynamic US Equity ETF
2025	$121	$78	$199

As of September 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	3EDGE Dynamic Fixed Income ETF	3EDGE Dynamic Hard Assets ETF	3EDGE Dynamic International Equity ETF	3EDGE Dynamic US Equity ETF
Short-Term Capital Loss Carryforwards	$(1,787)	$(1,914)	$(649)	$(3,298)
Long-Term Capital Loss Carryforwards	—	—	(16)	—
Late-Year Loss Deferral	—	—	—	(347)
Unrealized Appreciation	2,512	3,160	8,672	3,061
Total Distributable Earnings (Accumulated Losses)	$725	$1,246	$8,007	$(584)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. During the period ended September 30, 2025, the Funds did not utilize capital loss carryforwards to offset capital gains.

Qualified late year ordinary Loss Deferral represent losses realized from January 1, 2025 through September 30, 2025, that in accordance with federal income tax regulations, the 3EDGE Dynamic US Equity ETF has elected to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, the differences between Federal tax cost and book cost primarily relates to wash sales and investments in securities lending. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at March 31, 2026, were as follows (000):

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
3EDGE Dynamic Fixed Income ETF	$626,627	$1,050	$—	$1,050
3EDGE Dynamic Hard Assets ETF	129,229	16,901	(10)	16,891
3EDGE Dynamic International Equity ETF	36,914	62	(800)	(738)
3EDGE Dynamic US Equity ETF	82,335	1,272	(570)	702

8.	Concentration of Risks:

As with all management investment companies, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) – The Funds are subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Funds’ investments may prove to be incorrect. If the investments selected and strategies employed by the Funds fail to produce the intended results, the Funds could underperform in comparison to their benchmark index or other funds with similar objectives and investment strategies.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Asset-Backed Securities Risk (Dynamic Fixed Income ETF) – Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Loans Risk (Dynamic Fixed Income ETF) – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Collateralized Debt Obligations Risk (Dynamic Fixed Income ETF) – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk – The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Commodities Risk (Dynamic Hard Assets ETF) – Commodities include, among other things, energy products, agricultural products, industrial metals and precious metals. To the extent that the Fund gains exposure to the commodities markets, such exposure may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, and agriculture sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (“OPEC”) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Some commodity-linked investments are issued by companies in the financial services sector, including the banking, brokerage and insurance sectors. As a result, events affecting issuers in the financial services sector may cause the Fund’s share value to fluctuate. Although investments in commodities have historically moved in different directions than traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions, there is no guarantee that these investments will perform in that manner, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

Investing in the commodities markets though futures may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Corporate Fixed Income Securities Risk (Dynamic Fixed Income ETF) – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Credit Risk (Dynamic Fixed Income ETF) – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Cyber Security and Operational Risk (All Funds) – The Funds and their service providers may experience disruptions that arise from breaches in cyber security, human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Funds. Failures or breaches of the electronic systems of the Funds, the Funds’ adviser, distributor, and other service providers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ operations, potentially resulting in financial losses to the Funds and their shareholders.

Depositary Receipts Risk (Dynamic Hard Assets ETF, Dynamic International Equity ETF) – Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Funds will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Derivatives Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The Funds’ use of options is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described elsewhere in this section. Many over-the-counter (“OTC”) derivative instruments will not have liquidity beyond the counterparty to the instrument. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds’ performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Each of these risks could cause the Funds to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of an initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The use of derivatives may also increase the amount of taxes payable by shareholders.

Emerging Markets Securities Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Equity Market Risk (Dynamic Hard Assets ETF, Dynamic International Equity ETF, Dynamic US Equity ETF) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Funds’ investments, regardless of how well the companies in which the Funds invest perform. A variety of factors can lead to volatility in local, regional, or global markets, including regulatory events, inflation, interest rates, government defaults, government shutdowns, war, regional conflicts, acts of terrorism, social unrest, the imposition of tariffs, trade disputes, and substantial economic downturn or recessions. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Funds.

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

Trading Risk – Shares of the Funds may trade on the Exchange above or below their NAV. The NAV of shares of the Funds will fluctuate with changes in the market value of the Funds’ holdings. In addition, although the Funds’ shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Funds inadvisable.

Cash Transactions Risk – Like other ETFs, the Funds sell and redeem their shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, the Funds expect to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in the Funds may be less tax-efficient than an investment in other ETFs as the Funds may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, the Funds may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require the Funds to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Funds. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Fixed-Income Securities Risk (Dynamic Fixed Income, Dynamic Hard Assets) – The prices of the Funds’ fixed-income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed-income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed-income markets.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Foreign Company Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Funds’ portfolios. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Foreign Currency Risk (Dynamic Fixed Income ETF, Dynamic International Equity ETF) – As a result of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Funds will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Funds would be adversely affected.

Geographic Focus Risk (Dynamic International Equity ETF) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Risk of Investing in Europe – The Fund may have significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries.

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. Although the Chinese economy has grown rapidly during recent years and the Chinese government has implemented significant economic reforms to liberalize trade policy, promote foreign investment, and reduce government control of the economy, there can be no guarantee that economic growth or these reforms will continue. The economy of China differs in many respects from the U.S. economy, including with respect to its structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. A relatively small number of Chinese companies represent a large portion of China’s total market and thus, may be more sensitive to adverse political or economic circumstances and market movements. Export growth continues to be a major driver of China’s rapid economic growth. Reduction in spending on Chinese products and services, institution of additional tariffs or other trade barriers (including as a result of heightened trade tensions between China and the U.S., or in response to actual or alleged Chinese cyber activity) or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy and in turn, the Fund’s investments. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the Mainland China stock market and there may be little to no correlation between the performance of the Hong Kong stock market and the Mainland China stock market.

Risk of Investing in India – Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in India and in surrounding or related countries and could have a negative impact on the Fund. The Indian economy may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy. In addition, India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the Fund’s investments.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Risk of Investing in Japan – Because the Fund may invest in securities of Japanese companies, the Fund is more susceptible to changes in Japanese economic and political conditions. The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. In the past, the Japanese economy has been adversely affected by, among other factors, trade tariffs, government intervention and other protectionist measures, relatively high unemployment rates, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan’s economy may also be affected by economic, political, or social instability in those countries (whether resulting from local or global events). Historically, Japan has had unpredictable national politics and may experience frequent political turnover. Future political developments may lead to changes in policy that might adversely affect the Fund’s investments.

Gold Risk (Dynamic Hard Assets ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

High Yield Bond Risk (Dynamic Fixed Income ETF) – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Inflation Protected Securities Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – Inflation protected securities, including TIPS, are fixed income securities for which the principal and/or interest income paid is linked to inflation rates. The relationship between an inflation protected security and its associated inflation index affects both the sum the Funds are paid when the security matures and the amount of interest that the security pays the Funds. With inflation (a rise in the index), the principal of the security increases. With deflation (a drop in the index), the principal of the security decreases. Inflation protected securities pay interest at a fixed rate. Because the rate is applied to the adjusted principal, however, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. At the maturity of a security, the Funds receive the adjusted principal or the original principal, whichever is greater.

Interest Rate Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The risk that a change in interest rates will cause a fall in the value of fixed-income securities, including U.S. Government securities, in which the Funds invest. Generally the value of the Funds’ fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Funds.

Investment in Other Investment Companies Risk (All Funds) – Because the Funds invest in other investment companies, such as ETFs, the Funds will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Funds rely on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Funds’ investments could decline, which could adversely affect the Funds’ performance. By investing in another investment company, Fund shareholders indirectly bear the Funds’ proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Funds’ own operations. The Funds do not intend to invest in other investment companies unless the Adviser believes that the potential benefits of the investment justify the payment of any additional fees or expenses. Federal securities laws impose limitations on the Funds’ ability to invest in other investment companies.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Large Capitalization Risk (Dynamic International Equity ETF, Dynamic US Equity ETF) – If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Large Purchase and Redemption Risk (All Funds) – Large purchases or redemptions of the Funds’ shares may force the Funds to purchase or sell securities at times when it would not otherwise do so, and may cause the Funds’ portfolio turnover rates and transaction costs to rise, which may negatively affect the Funds’ performance and have adverse tax consequences for Fund shareholders.

Liquidity Risk (Dynamic Fixed Income ETF) – Certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Master Limited Partnerships (MLPs) Risk (Dynamic Hard Assets ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mortgage-Backed Securities Risk (Dynamic Fixed Income ETF) – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations. “To-be-announced” transactions (“TBA Transactions”) involve the additional risk that the value of the mortgage-backed securities to be purchased declines prior to settlement date or the counterparty does not deliver the securities as promised.

Natural Resources Risk (Dynamic Hard Assets ETF) – Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

New Adviser Risk (All Funds) – The Adviser has not previously served as an adviser to a registered investment company. As a result, investors do not have a track record of managing an ETF from which to judge the Adviser, and the Adviser may not achieve the intended result in managing the Funds.

New Fund Risk (All Funds) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing their investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Non-Diversified Risk (Dynamic Hard Assets) – The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities. However, the Fund intends to satisfy the asset diversification requirements for qualification as a RIC under Subchapter M of the Code.

Non-U.S. Government Securities Risk (Dynamic Fixed Income) – Foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Options Risk (Dynamic Fixed Income ETF) – An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a “call”) or sell (a “put”) an asset in the near future at an agreed upon price prior to the expiration date of the option. The Funds may “cover” a call option by owning the security underlying the option or through other means. The value of options can be highly volatile, and their use can result in loss if the Adviser is incorrect in its expectation of price fluctuations.

Portfolio Turnover Risk (All Funds) – Due to their investment strategies, the Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Funds’ performance.

Prepayment and Extension Risk (Dynamic Fixed Income ETF) – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Quantitative Investing Risk (All Funds) – There is no guarantee that a quantitative model or algorithm used by the Adviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results. The Funds may be adversely affected by imperfections, errors or limitations in the construction and implementation of the model or algorithm and the Adviser’s ability to properly analyze or timely adjust the metrics or update the data underlying the model or features of the algorithm.

REITs Risk (Dynamic Hard Assets ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Small and Medium Capitalization Risk (Dynamic International Equity ETF, Dynamic US Equity ETF) – The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over the counter (“OTC”). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Structured Notes Risk (Dynamic Hard Assets ETF) – Structured notes are specially-designed derivative debt instruments in which the terms may be structured by the purchaser and the issuer of the note. The Fund bears the risk that the issuer of the structured note will default. The Fund also bears the risk of loss of its principal investment and periodic payments expected to be received for the duration of its investment. In addition, a liquid market may not exist for the structured notes. The lack of a liquid market may make it difficult to sell the structured notes at an acceptable price or to accurately value them.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

Supranational Debt Securities Risk (Dynamic Fixed Income ETF) – Investments in debt securities issued by governments or by government agencies and instrumentalities or supranational organizations involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. A governmental entity may default on its obligations or may require renegotiation or reschedule of debt payments. Any restructuring of a sovereign debt obligation held by a Fund will likely have a significant adverse effect on the value of the obligation. In the event of default of sovereign debt, a Fund may be unable to pursue legal action against the sovereign issuer or to realize on collateral securing the debt. The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is rated below investment grade. Sovereign debt risk may be greater for debt securities issued or guaranteed by emerging market countries.

Tax Risk (Dynamic Hard Assets ETF) – Income from certain exchange traded products that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Government Securities Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Dynamic Fixed Income ETF, Dynamic Hard Assets ETF) – The risk that a security may be difficult to value. The Funds may value certain securities at a price higher or lower than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Please also refer to the Funds’ Prospectuses and Statements of Additional Information for more comprehensive descriptions of the risk factors affecting shareholder investments in the Funds.

9.	Securities Lending:

The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of a Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent, but will bear all of any losses from the investment of collateral.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Investing cash collateral subjects a Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of investments made with the collateral decline. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by a Fund, and a Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of the loan. A Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) a Fund must receive at least 100% cash collateral or equivalent securities of the type discussed above from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) a Fund must be able to terminate the loan on demand; (iv) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) a Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Funds’ administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, a Fund must terminate the loan and regain the right to vote the securities. In such instances, the Adviser will vote the securities in accordance with its proxy voting policies and procedures. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of March 31, 2026:

	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received (1)	Value of Non-Cash Collateral Received (1)	Net Amount
3EDGE Dynamic Fixed Income ETF	$98,215	$—	$98,215	$—
3EDGE Dynamic Hard Assets ETF	9,729	—	9,729	—
3EDGE Dynamic International Equity ETF	4,727	—	4,727	—
3EDGE Dynamic US Equity ETF	22,808	—	22,808	—

(1)	Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Funds is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at March 31, 2026 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of March 31, 2026, the cash collateral was invested in a Short-Term Investment (Mount Vernon Liquid Assets Portfolio, LLC) and there wasn’t any non-cash collateral, with the following maturities (000):

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
3EDGE Dynamic Fixed Income ETF
Short-Term Investment	$100,235	$—	$—	$—	$100,235
U.S. Government Securities	—	—	—	—	—
Total	$100,235	$—	$—	$—	$100,235
3EDGE Hard Assets ETF
Short-Term Investment	$9,949	$—	$—	$—	$9,949
U.S. Government Securities	—	—	—	—	—
Total	$9,949	$—	$—	$—	$9,949
3EDGE International Equity ETF
Short-Term Investment	$4,681	$—	$—	$—	$4,681
U.S. Government Securities	—	—	—	—	—
Total	$4,681	$—	$—	$—	$4,681
3EDGE US Equity ETF
Short-Term Investment	$22,849	$—	$—	$—	$22,849

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
U.S. Government Securities	—	—	—	—	—
Total	$22,849	$—	$—	$—	$22,849

10.	Other:

At March 31, 2026, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

11.	Recent Accounting Pronouncement:

The Funds adopted FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of ASU 2023-09 impacted financial statement disclosures only and did not affect any Funds’ financial position or the results of its operations.

12.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT MARCH 31, 2026 (Unaudited)

OTHER INFORMATION - FORM (N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Trustees on the company’s Board of Trustees. The Adviser pays the Trustees fees under a unitary management fee structure. More information about Trustee compensation can be found in the Funds’ Statement of Additional Information (the “SAI”) under “Trustees and Officers of the Trust”.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

NOTES

3EDGE ETFs

c/o SEI Investments Distribution Co.
One Freedom Valley Drive

Oaks, PA 19456
1-877-776-3629

Investment Adviser:

3EDGE Asset Management LP

999 Vanderbilt Beach Road, Suite 200
Naples, Florida 34108

Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.
One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP
2222 Market Street
Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1835 Market Street, Suite 310
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described. Investors should read it carefully before investing or sending money.

EDG-SA-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 4, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 4, 2026